SCUDDER
                                                                     INVESTMENTS

Supplement to the currently effective prospectus for the following fund:

Scudder RREEF Real Estate Securities Fund

--------------------------------------------------------------------------------

The following replaces "The portfolio managers" subsection of the "Who Manages and Oversees the Fund" section.


Jerry W. Ehlinger                           Karen J. Knudson
Managing Director of RREEF and              Partner of RREEF and Co-Manager
Co-Manager of the fund.                     of the fund through the fourth
    o Joined RREEF, Deutsche Asset          quarter of 2004.
      Management, Inc. and the fund            o Joined RREEF in 1995, Deutsche
      in 2004.                                   Asset Management, Inc. in 2002
    o Prior to that, Senior Vice                 and the fund in 1999.
      President at Heitman Real Estate         o Over 21 years of investment
      Investment Management.                     industry experience.
    o Prior to that, Senior Research           o MBA, University of California
      Associate at Morgan Stanley Asset          at Berkeley.
      Management.
    o Over nine years of investment         Mark D. Zeisloft, CFA
      industry experience.                  Managing Director of RREEF and
    o MS, University of Wisconsin-Madison.  Co-Manager of the fund.
                                               o Joined RREEF in 1996, Deutsche
John F. Robertson, CFA                           Asset Management, Inc. in 2002
Partner of RREEF and Co-Manager of               and the fund in 1999.
the fund.                                      o Over 13 years of investment
    o Joined RREEF in 1997, Deutsche             industry experience.
      Asset Management, Inc. in 2002 and       o MBA, University of Chicago.
      the fund in 1999 (Lead Manager in
      fourth quarter of 2004).
    o Over 13 years of investment
      industry experience.
    o Prior to that, Assistant Vice
      President of Lincoln Investment
      Management responsible for REIT
      research.
    o MBA, Indiana University.

In addition, John W. Vojticek, a former portfolio manager of the Scudder RREEF Real Estate Securities Fund, will be rejoining the Fund as a portfolio manager at the end of September 2004.



               Please Retain This Supplement for Future Reference


September 9, 2004